UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

FORM N-Q

JUNE 30, 2017

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.2%
Alabama - 0.3%
Jefferson County, AL, Sewer Revenue:
Warrants	5.000%	10/1/22	$2,000,000	$2,214,880
Warrants	5.000%	10/1/23	4,000,000	4,454,120

Total Alabama				6,669,000

Arizona - 0.6%
Arizona State IDA, Education Revenue, SD Cred Program, Academies Math & Science	5.000%	7/1/37	700,000	790,363	(a)(b)
Navajo Nation, AZ, Revenue	5.000%	12/1/25	3,400,000	3,703,790	(a)
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Junior Lien	5.000%	7/1/27	4,000,000	4,784,520
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies	5.000%	7/1/36	1,600,000	1,728,464
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	3,565,000	4,258,678

Total Arizona				15,265,815

California - 16.2%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien	5.000%	10/1/34	3,000,000	3,436,470
Second Subordinated Lien	5.000%	10/1/36	4,200,000	4,778,592
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/28	1,100,000	1,316,337
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/29	1,255,000	1,494,743
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/30	1,700,000	2,015,231
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/31	1,850,000	2,180,151
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.810%	5/1/23	37,000,000	37,752,950	(c)(d)
San Francisco Bay Area	2.010%	4/1/24	8,000,000	8,252,880	(c)(d)
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	30,957,724
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	37,731,750	(e)(f)
California State Health Facilities Financing Authority Revenue, Kaiser Permanente	4.000%	11/1/38	5,000,000	5,259,100
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	8,190,000	9,035,044	(a)(g)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,665,000	3,670,607	(a)
California State Public Works Board, Lease Revenue:
Various Capital Project	5.250%	10/1/25	4,000,000	4,613,320
Various Capital Project	5.250%	10/1/26	4,385,000	5,037,883
Various Capital Project	5.000%	10/1/27	5,180,000	5,887,070
California State, GO	5.000%	8/1/30	18,000,000	21,385,440
California State, GO:
Bid Group C	5.000%	8/1/33	10,000,000	11,812,600
Various Purpose	5.000%	9/1/35	3,500,000	4,105,430
California Statewide CDA Revenue, John Muir Health	5.000%	7/1/29	6,660,000	7,125,268
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	8,935,000	9,706,448
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	4,667,405
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	7,250,000	7,584,515	(e)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	$1,000,000	$1,145,320	(g)
Los Angeles International Airport	5.000%	5/15/36	1,000,000	1,142,830	(g)
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/36	6,450,000	7,658,085	(b)
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/37	3,000,000	3,556,170	(b)
Los Angeles, CA, Department of Water & Power Revenue, Power System	5.000%	7/1/38	5,525,000	6,496,185
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	19,900,000	25,575,281
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	11,101,300
Northern, CA, Power Agency Revenue	5.000%	7/1/21	1,575,000	1,691,471
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,140,180
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,204,080
Lodi Energy Center	5.000%	6/1/25	15,805,000	17,257,005
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	11,264,100	(e)
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1	5.000%	9/1/27	745,000	782,146
Community Facilities District No. 2003-1	5.250%	9/1/34	5,570,000	5,906,595
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	4,700,000	5,662,513
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	800,000	831,560
Procter & Gamble Project	5.000%	7/1/19	900,000	967,473
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,395,325
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,149,590
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	12,878,442
Arrowhead Project	5.000%	8/1/22	8,755,000	9,390,000
Arrowhead Project	5.125%	8/1/24	10,000,000	10,748,600
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	42,250,000	45,865,332
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,403,040
University of California, CA, Revenue	5.000%	5/15/35	6,000,000	7,034,160

Total California				426,053,741

Colorado - 4.1%
Base Village Metropolitan District #2 Co., GO	5.500%	12/1/36	500,000	510,940
Colorado State Health Facilities Authority Revenue:
Adventist Health System/Sunbelt Obligated Group	5.000%	11/15/23	7,000,000	8,261,540	(c)(d)
Adventist Health System/Sunbelt Obligated Group	5.000%	11/15/26	18,000,000	21,934,980	(c)(d)
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	12,735,000	13,896,050
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	13,500,000	14,549,085

E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	7,105,000	7,859,764
E-470 Public Highway Authority Revenue, CO	5.375%	9/1/26	3,000,000	3,327,210
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	14,210,000	17,369,878
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	10,387,920
Regional Transportation District, CO, COP	5.000%	6/1/25	10,000,000	10,978,400

Total Colorado				109,075,767

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - 0.3%
Connecticut State, GO	1.680%	9/15/18	$3,000,000	$3,009,060	(c)
Connecticut State, GO	1.830%	9/15/19	4,000,000	4,022,880	(c)

Total Connecticut				7,031,940

Florida - 5.8%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	3,000,000	3,214,860
Broward County, FL, Airport System Revenue	5.375%	10/1/29	12,000,000	12,944,040
Broward County, FL, School Board, COP	5.000%	7/1/27	4,000,000	4,751,720
Broward County, FL, School Board, COP	5.000%	7/1/28	5,500,000	6,472,400
Broward County, FL, School Board, COP	5.000%	7/1/30	5,000,000	5,801,700
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/22	1,860,000	2,070,719
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.000%	6/15/35	1,900,000	1,968,799	(a)
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Champions Gate Project	6.000%	6/1/30	1,950,000	1,908,797	(a)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/26	2,000,000	2,360,240
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/27	3,000,000	3,511,200
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	1,000,000	1,159,980
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/25	4,750,000	5,472,807
Lee County, FL, Airport Revenue:
AGM	5.000%	10/1/21	12,245,000	13,344,601	(g)
AGM	5.000%	10/1/22	8,000,000	8,704,880	(g)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	4,615,000	5,120,158
Miami International Airport	5.000%	10/1/29	385,000	431,034	(e)
Miami International Airport, AGC	5.500%	10/1/27	3,000,000	3,157,380	(e)(g)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/24	3,000,000	3,631,950
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/25	3,730,000	4,469,659
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/26	1,700,000	2,016,353
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/27	2,350,000	2,765,621
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/28	1,000,000	1,171,920
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/30	2,500,000	2,903,550
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/31	2,750,000	3,176,745
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital	5.000%	8/1/35	1,020,000	1,162,820
Nicklaus Children’s Hospital	5.000%	8/1/36	635,000	722,166
Nicklaus Children’s Hospital	5.000%	8/1/37	1,010,000	1,146,794
Miami-Dade County, FL, School Board, COP, AGC	5.000%	2/1/24	8,000,000	8,494,400	(e)

Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.250%	10/1/21	6,935,000	7,530,231
Orlando Health Inc.	5.250%	10/1/22	7,095,000	7,705,596
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,379,954
Presbyterian Retirement Communities	5.000%	8/1/36	3,745,000	4,114,632

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Palm Beach County, FL, Solid Waste Authority Revenue:
BHAC	5.000%	10/1/25	$3,350,000	$3,630,764	(e)
BHAC	5.000%	10/1/27	1,155,000	1,251,801	(e)
Improvement, BHAC	5.000%	10/1/24	2,520,000	2,733,520
Improvement, BHAC	5.000%	10/1/24	980,000	1,062,134	(e)
South Broward, FL, Hospital District Revenue	5.000%	5/1/28	5,920,000	6,115,182	(e)
Sterling Hill, FL, Community Development District, Special Assessment Revenue	5.500%	11/1/10	590,000	413,000	*(h)

Total Florida				152,994,107

Georgia - 2.2%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo, NATL	5.000%	12/1/19	1,770,000	1,799,170
Zoo, NATL	5.000%	12/1/20	1,860,000	1,890,578
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,465,000	6,071,178	(e)
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	15,885,000	17,646,964	(e)
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp. Vogtle Project	7.000%	1/1/23	5,000,000	5,137,400
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/26	2,500,000	2,885,550
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,573,540	(e)
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,220,410
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.250%	9/15/19	1,500,000	1,616,070
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	7,110,000	7,865,224
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,269,720
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Project, NATL	5.000%	1/1/19	660,000	662,013

Total Georgia				57,637,817

Illinois - 6.5%
Chicago, IL, GO	5.000%	1/1/25	2,765,000	2,790,770
Chicago, IL, GO	5.500%	1/1/30	3,975,000	4,021,110
Chicago, IL, GO	5.500%	1/1/31	2,000,000	2,010,940
Chicago, IL, GO	5.500%	1/1/32	2,000,000	2,002,400
Chicago, IL, GO	5.500%	1/1/34	3,180,000	3,149,408
Chicago, IL, GO	5.500%	1/1/37	720,000	712,361
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Green Bond	5.000%	12/1/25	1,235,000	1,463,524
Green Bond	5.000%	12/1/26	1,275,000	1,498,584
Green Bond	5.000%	12/1/27	1,360,000	1,585,447
Green Bond	5.000%	12/1/28	1,425,000	1,645,619
Green Bond	5.000%	12/1/30	1,575,000	1,798,398
Green Bond	5.000%	12/1/31	1,650,000	1,876,958
Green Bond	5.000%	12/1/32	1,735,000	1,965,009
Green Bond	5.000%	12/1/33	1,820,000	2,053,542
Green Bond	5.000%	12/1/34	1,910,000	2,147,012

Chicago, IL, O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	5,947,538	(g)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/22	4,000,000	4,511,600	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/30	6,010,000	6,819,186	(g)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/33	4,500,000	5,131,800
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/33	2,000,000	2,237,960	(g)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/34	10,505,000	11,904,371
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien	5.250%	1/1/36	7,445,000	8,725,093
Senior Lien	5.250%	1/1/37	4,600,000	5,382,690

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	$1,635,000	$1,771,261
Second Lien	5.000%	1/1/31	1,500,000	1,616,910
Second Lien	5.000%	1/1/32	1,000,000	1,073,760
Second Lien	5.000%	1/1/33	1,035,000	1,107,647
Second Lien B	5.000%	1/1/36	4,000,000	4,352,680
Chicago, IL, Waterworks Revenue:
Second Lien	5.000%	11/1/29	1,000,000	1,138,230
Second Lien Project	5.000%	11/1/30	1,785,000	1,963,750
Second Lien Project	5.000%	11/1/31	2,000,000	2,196,200
Second Lien Project	5.000%	11/1/33	1,500,000	1,635,000
Second Lien Project	5.000%	11/1/34	1,000,000	1,085,980
Illinois State Finance Authority Revenue:
AGM	5.250%	1/1/22	2,000,000	2,066,140	(e)
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,028,720	(e)
Memorial Health System	5.250%	4/1/29	11,000,000	11,666,930
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,281,370	(e)
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, AGM	5.250%	6/15/30	5,000,000	5,522,050
State Tax Supported, AGM	5.250%	6/15/31	8,000,000	8,799,040
State Tax Supported, AGM	5.250%	6/15/32	9,500,000	10,406,110
Illinois State, GO	5.000%	2/1/26	9,620,000	9,862,232
Illinois State, GO	5.000%	2/1/27	3,880,000	3,983,790
Illinois State, GO	5.000%	2/1/28	3,780,000	3,831,521
Illinois State, GO	5.000%	2/1/29	2,200,000	2,228,314
University of Illinois:
COPS	5.000%	3/15/25	1,250,000	1,395,675
COPS	5.000%	3/15/26	1,800,000	1,992,564
Will County, IL, GO	5.000%	11/15/33	1,500,000	1,722,660
Will County, IL, GO	5.000%	11/15/34	3,260,000	3,728,364

Total Illinois				170,838,218

Indiana - 2.9%
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	4,000,000	4,253,800	(e)
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	5,837,789	(e)
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	3,685,903	(e)
Indiana State Finance Authority Revenue, Trinity Health Credit Group	5.000%	12/1/28	5,000,000	5,504,850
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	12,000,000	12,499,320
Indiana State Health Facilities Financing Authority Revenue:
Ascension Health Credit Group	5.000%	11/15/35	6,000,000	6,847,740
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,555,680

Indianapolis, IN, Thermal Energy System Revenue, Multi-Mode, AGC	5.000%	10/1/23	19,625,000	20,584,270	(e)
Jasper County, IN, PCR, Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,207,720
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	1,265,000	1,421,139	(g)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	9,000,720

Total Indiana				77,398,931

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Iowa - 0.9%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/18	$2,775,000	$2,874,706
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,352,222
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,751,500
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,597,216
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty, AGC	5.000%	2/15/18	1,350,000	1,381,982
Central Iowa Health System, Assured Guaranty, AGC	5.000%	2/15/19	1,000,000	1,059,180
Iowa Health System, Assured Guaranty, AGC	5.000%	8/15/17	1,000,000	1,004,440	(i)
Iowa Health System, Assured Guaranty, AGC	5.000%	8/15/18	1,350,000	1,409,670	(i)
Iowa Health System, Assured Guaranty, AGC	5.000%	8/15/19	1,150,000	1,242,702	(i)
Iowa State Special Obligation Revenue	5.000%	6/1/29	2,145,000	2,566,814

Total Iowa				23,240,432

Kansas - 0.1%
Kansas State Development Finance Authority Revenue:
Sisters Leavenwort	5.250%	1/1/25	2,605,000	2,862,661	(e)
Sisters Leavenwort	5.250%	1/1/25	395,000	431,012

Total Kansas				3,293,673

Kentucky - 0.5%
Kentucky State Economic Development Finance Authority Revenue:
Catholic Health Initiatives	2.700%	11/10/21	11,000,000	11,226,490	(c)(d)
Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	2,038,575	(e)

Total Kentucky				13,265,065

Louisiana - 0.9%
Louisiana State Citizens Property Insurance Corp., Assessment Revenue:
AGC	5.625%	6/1/21	1,830,000	1,906,531	(e)
AGC	5.875%	6/1/23	4,435,000	4,630,406	(e)
Shreveport, LA, Water & Sewer Revenue:
AGM	5.000%	12/1/28	2,440,000	2,863,315
AGM	5.000%	12/1/29	2,000,000	2,329,000
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	10,647,900	(c)(d)

Total Louisiana				22,377,152

Maryland - 1.0%
Maryland State EDC, EDR:
Term Project	5.375%	6/1/25	5,055,000	5,438,776
Transportation Facilities Project	5.125%	6/1/20	3,925,000	4,225,380
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,069,400
Maryland State EDC, Student Housing Revenue Bonds:
University of Maryland, College Park Project, AGM	4.000%	6/1/26	625,000	706,325
University of Maryland, College Park Project, AGM	5.000%	6/1/27	1,400,000	1,686,454
University of Maryland, College Park Project, AGM	5.000%	6/1/30	1,550,000	1,822,366
University of Maryland, College Park Project, AGM	5.000%	6/1/31	1,000,000	1,170,550
Maryland State Health & Higher EFA Revenue, Washington County Hospital	6.000%	1/1/28	4,000,000	4,096,320	(e)

Total Maryland				27,215,571

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 1.5%
Massachusetts State DFA Revenue	5.000%	7/1/36	$3,035,000	$3,514,560
Massachusetts State DFA Revenue:
Dana-Farber Cancer Institute	5.000%	12/1/33	4,000,000	4,676,120
Dana-Farber Cancer Institute	5.000%	12/1/34	2,000,000	2,323,780
Umass Boston Student Housing Project	5.000%	10/1/28	2,900,000	3,253,104
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGC	6.000%	11/15/28	1,500,000	1,669,125	(e)
Caregroup Inc.	5.375%	7/1/23	3,500,000	3,650,955	(e)
Caregroup Inc.	5.375%	7/1/24	5,500,000	5,737,215	(e)
Caregroup Inc.	5.375%	7/1/25	3,570,000	3,723,974	(e)
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,724,700
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,592,925
Massachusetts State Water Resources Authority Revenue, General, Green Bond	4.000%	8/1/36	7,000,000	7,523,320

Total Massachusetts				40,389,778

Michigan - 5.7%
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/33	7,700,000	8,781,388
Senior Lien	5.000%	7/1/35	4,500,000	5,094,405
Michigan State Building Authority Revenue, Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,400,400
Michigan State Finance Authority Ltd. Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.250%	7/1/29	7,780,000	8,087,232	(a)
Michigan State Finance Authority Revenue:
Detroit School District, Q-SBLF	5.000%	5/1/23	2,000,000	2,307,800
Detroit School District, Q-SBLF	5.000%	5/1/24	2,000,000	2,336,220
Detroit School District, Q-SBLF	5.000%	5/1/25	1,500,000	1,767,135
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	1,500,000	1,647,900
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	700,000	765,968
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/24	11,500,000	13,542,055
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/28	3,660,000	4,245,710
Trinity Health Corp. Obligated Group	5.000%	12/1/27	4,460,000	4,919,603
Trinity Health Corp. Obligated Group	5.000%	12/1/27	40,000	45,010	(e)
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.625%	5/15/28	23,690,000	24,634,283	(e)
Sparrow Health Obligated Group	5.000%	11/15/19	710,000	720,359	(e)
Sparrow Health Obligated Group	5.000%	11/15/19	290,000	293,976
Michigan State Strategic Fund Ltd. Obligation Revenue:
Events Center Project	4.125%	1/1/19	18,000,000	18,341,460	(c)(d)
Michigan Senate Offices Project	5.000%	10/15/28	1,190,000	1,378,318
Michigan Senate Offices Project	5.000%	10/15/31	1,640,000	1,867,107
Michigan Senate Offices Project	5.000%	10/15/33	1,985,000	2,239,775
Michigan Senate Offices Project	5.000%	10/15/35	1,000,000	1,120,640
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,158,820	(e)

Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/17	21,250,000	21,562,800	(g)
Detroit Metropolitan Airport	5.000%	12/1/18	17,000,000	17,783,870	(g)

Total Michigan				151,042,234

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Minnesota - 0.2%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Healthcare, AGC	5.000%	2/15/30	$4,000,000	$4,319,320

Missouri - 0.6%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	9,080,000	9,529,551	(e)
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	5.750%	11/15/36	1,985,000	1,944,010	(a)
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	4,485,000	4,665,476

Total Missouri				16,139,037

Nevada - 0.5%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	13,990,080

New Jersey - 5.2%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
AGM	5.000%	11/1/26	1,000,000	1,112,450
AGM	5.000%	11/1/27	1,500,000	1,662,495
AGM	5.000%	11/1/29	1,500,000	1,640,055
AGM	5.000%	11/1/31	1,000,000	1,083,310
New Brunswick, NJ, Parking Authority Revenue, City GTD, BAM	5.000%	9/1/35	2,000,000	2,316,260
New Jersey EDA, Water Facilities Revenue, New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,603,403	(g)
New Jersey State EDA Revenue	5.250%	6/15/29	11,390,000	12,142,765
New Jersey State EDA Revenue	5.250%	6/15/30	10,685,000	11,354,095
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	8,655,000	8,927,373	(g)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,636,472
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/35	1,750,000	1,891,627
School Facilities Construction, SIFMA	2.510%	3/1/28	20,000,000	18,722,600	(c)
New Jersey State EDA, Water Facilities Revenue, New Jersey American Water Co.	4.700%	12/1/25	6,750,000	7,344,202	(g)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,335,760	(e)
New Jersey State Health Care Facilities Financing Authority Revenue:
University Hospital, AGM	5.000%	7/1/25	2,350,000	2,769,193
University Hospital, AGM	5.000%	7/1/28	2,000,000	2,297,480
University Hospital, AGM	5.000%	7/1/30	1,200,000	1,361,100
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	8,615,000	9,075,558
New Jersey State Transportation Trust Fund Authority Revenue	5.250%	6/15/24	7,000,000	7,386,540
New Jersey State Transportation Trust Fund Authority Revenue, Capital Appreciation Transportation System, NATL	0.000%	12/15/31	18,590,000	9,999,747
New Jersey State Turnpike Authority Revenue	5.000%	1/1/32	9,000,000	10,427,400
New Jersey State Turnpike Authority Revenue	5.000%	1/1/33	10,230,000	11,802,556

Total New Jersey				135,892,441

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Mexico - 1.2%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	$1,100,000	$1,278,992
Farmington, NM, PCR:
Arizona Public Service Co.	4.700%	9/1/24	26,000,000	27,844,700
Public Service Co. Project	2.125%	6/1/22	1,965,000	1,978,244	(c)(d)

Total New Mexico				31,101,936

New York - 9.9%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.000%	7/15/30	33,640,000	37,715,822	(e)
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/36	10,000,000	11,685,800
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/37	1,000,000	1,166,760
Long Island, NY, Power Authority Revenue	5.000%	9/1/32	5,820,000	6,826,744
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/51	5,250,000	5,700,397
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	4,000,000	4,389,400
MTA, NY, Revenue	5.250%	11/15/22	6,000,000	6,784,680
MTA, NY, Revenue	5.250%	11/15/24	22,995,000	25,986,190
MTA, NY, Revenue	5.000%	11/15/25	5,000,000	5,733,250
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside	5.875%	1/1/23	1,136,250	1,163,190
Amsterdam At Harborside	2.000%	1/1/49	96,193	16,353
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,504,095
New York City, NY, TFA Revenue:
Future Tax Secured	5.000%	5/1/36	3,700,000	4,297,550
Future Tax Secured	5.000%	5/1/37	2,750,000	3,189,505
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015	5.000%	7/15/29	2,500,000	2,948,825
Fiscal 2015	5.000%	7/15/30	4,000,000	4,697,040
New York State Dormitory Authority Revenue, Non-State Supported Debt:
Municipal Health Facility	5.000%	1/15/25	9,150,000	9,325,039
North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,676,525	(e)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.250%	3/15/33	25,000,000	29,960,750
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations	5.000%	5/1/19	7,000,000	7,481,110
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/31	1,000,000	1,165,970
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/33	4,500,000	5,199,030
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/34	2,100,000	2,415,987
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/35	250,000	287,013
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/36	2,115,000	2,421,315
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	1,800,000	2,117,700

New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/26	710,000	762,874	(g)
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/31	3,885,000	4,139,079	(g)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/34	1,000,000	1,097,440	(g)
LaGuardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/36	12,560,000	12,985,533	(g)
LaGuardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/37	8,000,000	8,250,960	(g)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	$5,000,000	$5,874,750	(g)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/28	5,000,000	5,842,450	(g)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/33	10,000,000	11,735,500
Port Authority of New York & New Jersey Revenue	5.000%	10/15/34	10,000,000	11,686,900
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,372,440
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,276,480
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	3,000,000	3,589,470

Total New York				260,469,916

North Carolina - 1.6%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,107,000
North Carolina Eastern Municipal Power Agency, Power System Revenue	5.000%	1/1/26	25,250,000	26,712,985	(e)
North Carolina State Turnpike Authority Revenue:
Senior Lien	5.000%	1/1/30	350,000	410,890
Senior Lien, AGM	5.000%	1/1/31	500,000	587,890
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
AGC	5.250%	1/1/25	7,000,000	7,431,340	(e)
AGC	5.375%	1/1/26	4,590,000	4,881,235	(e)

Total North Carolina				42,131,340

Ohio - 0.3%
Hamilton County, OH, Sales Tax Revenue	5.000%	12/1/27	1,250,000	1,554,100
Hamilton County, OH, Sales Tax Revenue	5.000%	12/1/29	4,315,000	5,193,793

Total Ohio				6,747,893

Oklahoma - 0.2%
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/30	900,000	1,050,849
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/32	600,000	692,718
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/33	700,000	804,769
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/34	335,000	383,518
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	1,895,000	1,861,440

Total Oklahoma				4,793,294

Oregon - 0.8%
Lane & Douglas Counties, OR, School District # 28J Fern Ridge, GO:
Convertible Deferred Interest, School Board Guaranty	5.000%	6/15/30	3,170,000	3,762,346	(c)
Convertible Deferred Interest, School Board Guaranty	5.000%	6/15/36	2,000,000	2,323,560	(c)
Multnomah County, OR, School District # 7 Reynolds, GO, Deferred Interest, School Board Guaranty	0.000%	6/15/31	2,000,000	1,143,300

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - (continued)
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	$2,250,000	$2,407,612	(e)
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/20	5,000,000	5,531,700
Oregon State Health & Science University Revenue	5.000%	7/1/35	4,650,000	5,425,620
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/32	1,250,000	1,505,238

Total Oregon				22,099,376

Pennsylvania - 3.4%
Berks County, PA, Municipal Authority Revenue, Reading Hospital Medical Center	2.370%	7/1/22	7,500,000	7,643,025	(c)(d)
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	2,000,000	2,318,720
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	2,500,000	2,869,125
Diakon Lutheran Social Ministries Project	5.000%	1/1/27	1,000,000	1,138,960
Luzerne County, PA, GO, AGM	5.000%	11/15/29	3,000,000	3,351,180
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	11,792,550	(e)
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	5,755,000	6,412,048	(e)
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	9,968,200
Pennsylvania State Turnpike Commission Revenue	1.890%	12/1/21	11,000,000	11,045,980	(c)
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/31	6,750,000	7,612,313
Philadelphia, PA, Airport Revenue	5.000%	6/15/33	6,625,000	7,435,569	(g)
Philadelphia, PA, Airport Revenue	5.000%	6/15/34	6,955,000	7,764,701	(g)
Philadelphia, PA, Gas Works Revenue:
1998 General Ordinance	5.000%	10/1/28	1,000,000	1,185,070
1998 General Ordinance	5.000%	10/1/29	1,000,000	1,176,130
Philadelphia, PA, School District, GO	5.000%	9/1/28	2,285,000	2,536,441
State Public School Building Authority PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	1,380,000	1,556,378
Philadelphia School District Project, AGM	5.000%	6/1/33	4,150,000	4,634,388

Total Pennsylvania				90,440,778

Rhode Island - 0.3%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	230,000	230,446
Rhode Island Health & Educational Building Corp. Revenue:
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/28	2,500,000	2,834,325
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/29	2,000,000	2,246,160
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/30	1,570,000	1,749,247

Total Rhode Island				7,060,178

South Carolina - 0.3%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/29	3,500,000	4,072,040
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/30	2,250,000	2,605,613
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health, AGC	5.000%	2/1/22	2,355,000	2,492,932	(e)

Total South Carolina				9,170,585

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - 4.5%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/17	$2,000,000	$2,036,060
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/19	2,960,000	3,151,749	(g)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/20	6,390,000	6,937,176	(g)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/21	4,795,000	5,324,032	(g)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/19	8,260,000	8,941,120
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	31,000,000	34,525,630
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	15,000,000	17,685,000
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/24	25,000,000	29,093,500
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	6,885,000	8,217,316
Tennessee Housing Development Agency Revenue	5.000%	7/1/23	1,650,000	1,650,000	(g)

Total Tennessee				117,561,583

Texas - 12.4%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, PSF-GTD	5.000%	12/1/34	650,000	760,038
Uplift Education, PSF-GTD	5.000%	12/1/36	915,000	1,062,242
Uplift Education, PSF-GTD	5.000%	12/1/37	700,000	811,349
Austin, TX, Airport Systems Revenue	5.000%	11/15/30	2,730,000	3,124,840	(g)
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Idea Public Schools	5.000%	8/15/24	230,000	263,520
Idea Public Schools	5.000%	8/15/25	430,000	492,802
Idea Public Schools	5.000%	8/15/27	1,030,000	1,169,235
Idea Public Schools	5.000%	8/15/28	470,000	533,694
Dallas, TX, Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	7,500,000	8,856,825
Dallas, TX, Area Rapid Transit Sales Tax Revenue	5.000%	12/1/35	5,000,000	5,883,900
Dallas, TX, Area Rapid Transit Sales Tax Revenue	5.000%	12/1/36	4,250,000	4,987,332
El Paso, TX, Water & Sewer Revenue:
Improvement	5.000%	3/1/33	525,000	611,000
Improvement	5.000%	3/1/37	2,705,000	3,114,510
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/22	2,055,000	2,241,841
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/26	2,000,000	2,135,800
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,141,480	(g)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Hermann Healthcare System	1.470%	6/1/18	1,000,000	1,001,350	(c)
Memorial Hermann Healthcare System	1.570%	6/1/19	2,250,000	2,258,302	(c)
Memorial Hermann Healthcare System	1.620%	6/1/20	2,000,000	2,012,800	(c)
Memorial Hermann Healthcare System	1.700%	6/1/21	3,710,000	3,742,759	(c)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	11,000,000	11,644,490	(e)
Harris County, TX, GO, Capital Appreciation, Refunding, Permanent Improvement, NATL	0.000%	10/1/17	1,000,000	997,690
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, AGM	5.000%	11/15/25	9,000,000	10,791,000
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	46,250,000	47,461,287

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	$8,215,000	$8,528,320
Senior Lien	5.125%	7/1/27	11,180,000	11,620,157
Houston, TX, Utility System Revenue:
Combined First Lien	5.000%	5/15/27	5,000,000	5,883,100
Combined First Lien	5.000%	5/15/28	5,000,000	5,848,450
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	1,110,000	1,111,432
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/31	1,250,000	1,456,312	(g)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	4,101,228	(g)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	9,922,805	(g)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,531,164	(g)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/31	250,000	287,428
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, NCCD-College Station Properties LLC	5.000%	7/1/30	7,000,000	7,736,260
North Forest, TX, ISD, ACA, GO	6.500%	8/15/17	1,230,000	1,237,380	(i)
North Texas Tollway Authority Revenue	5.000%	1/1/32	2,500,000	2,904,675
North Texas Tollway Authority Revenue	5.000%	1/1/34	17,310,000	19,727,861
North Texas Tollway Authority Revenue:
System Second Tier	5.000%	1/1/31	4,000,000	4,556,800
System-First Tier, NATL	5.125%	1/1/28	15,785,000	16,106,225	(e)
System-First Tier, NATL	5.125%	1/1/28	2,215,000	2,253,962
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,284,860
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	13,000,000	13,262,600
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project	6.625%	11/15/37	1,890,000	1,995,481
Tarrant, TX, Regional Water District Revenue	5.000%	3/1/27	2,000,000	2,426,700
Tarrant, TX, Regional Water District Revenue	5.000%	3/1/28	2,000,000	2,407,520
Tarrant, TX, Regional Water District Revenue	5.000%	3/1/29	2,345,000	2,800,563
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	2,015,000	2,038,596
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	3,824,105
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	26,770,000	32,765,677
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/18	4,000,000	4,223,080
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/19	5,000,000	5,448,200
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/20	5,750,000	6,441,035
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/31	10,000,000	11,285,100
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/32	10,000,000	11,237,400

Total Texas				327,354,562

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	3,560,000	2,901,400
Matching Fund Loan	6.625%	10/1/29	5,000,000	4,087,500
Matching Fund Loan	6.750%	10/1/37	3,140,000	2,496,300
Matching Fund Loan	6.000%	10/1/39	750,000	555,000

Total U.S. Virgin Islands				10,040,200

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.2%
Salt Lake City, UT, Airport Revenue	5.000%	7/1/34	$3,000,000	$3,480,720	(g)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,432,569

Total Utah				4,913,289

Vermont - 0.1%
Vermont State Student Assistance Corp., Education Loan Revenue, Vermont Student Assistance Corporation	2.718%	6/1/22	3,896,611	3,903,586	(c)(g)

Virginia - 1.5%
Hampton Roads, VA, Sanitation District Wastewater Revenue	5.000%	8/1/33	15,000,000	17,851,650
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,424,590	(e)
Virginia State Resources Authority Infrastructure Revenue, Senior, Pooled Financing Program	5.000%	11/1/19	1,175,000	1,190,087	(e)
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,948,514	(g)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/24	2,900,000	3,202,064	(g)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/25	3,875,000	4,265,367	(g)
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/26	3,290,000	3,610,183	(g)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/26	4,700,000	5,145,983	(g)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	1,770,000	1,870,447

Total Virginia				40,508,885

Washington - 2.4%
Energy Northwest, WA, Electric Revenue	5.000%	7/1/27	8,500,000	10,303,615
Energy Northwest, WA, Electric Revenue	5.000%	7/1/28	10,000,000	12,032,300
Energy Northwest, WA, Electric Revenue, Columbia Generating System	5.000%	7/1/29	5,000,000	5,971,700
King County, WA, Public Hospital District, GO	5.250%	12/1/28	6,725,000	6,983,644	(e)
Port of Seattle, WA, Revenue	5.000%	9/1/24	2,300,000	2,627,865	(g)
Port of Seattle, WA, Revenue, Inter Lien	5.000%	2/1/29	1,500,000	1,791,450
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	7,080,000	7,838,551	(e)
Multicare Health System, AGC	5.750%	8/15/29	3,000,000	3,285,270	(e)
Washington State HFC Revenue, Heron’s Key	5.500%	1/1/24	11,375,000	11,402,300	(a)

Total Washington				62,236,695

West Virginia - 0.7%
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities	5.000%	4/1/26	6,440,000	7,012,902
West Virginia State Hospital Finance Authority Revenue:
AGM	5.375%	6/1/28	6,000,000	6,357,720	(e)
United Health Systems	5.250%	6/1/29	5,785,000	6,228,941	(e)

Total West Virginia				19,599,563

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 1.4%
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/31	$2,510,000	$2,914,512
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/32	2,000,000	2,313,640
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/33	2,000,000	2,302,160
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/34	2,000,000	2,293,580
Milwaukee County, WI, Airport Revenue	4.000%	12/1/21	1,700,000	1,783,028	(g)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/22	1,345,000	1,438,195	(g)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/23	1,000,000	1,069,290	(g)
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	2,800,000	2,913,568	(a)
Public Finance Authority, WI, Revenue, Bancroft Neurohealth Project	5.000%	6/1/36	1,500,000	1,499,895	(a)
Wisconsin State General Fund Annual Appropriation Revenue	5.375%	5/1/25	9,055,000	9,729,779
Wisconsin State General Fund Annual Appropriation Revenue	5.375%	5/1/25	945,000	1,016,669	(e)
Wisconsin State HEFA Revenue, Children’s Hospital	5.500%	8/15/29	5,950,000	6,497,221

Total Wisconsin				35,771,537

Wyoming - 0.6%
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	14,000,000	15,072,400

TOTAL MUNICIPAL BONDS (Cost - $2,453,569,195)				2,585,107,715

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates:
M012 A1A1	1.600%	8/15/51	8,000,000	7,689,600
M012 A1A2	1.600%	8/15/51	4,500,000	4,325,400

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $12,500,000)				12,015,000

			SHARES
STATUTORY TRUST CERTIFICATES - 0.0%
CMS Liquidating Trust (Cost - $989,420)			200	485,768	*(j)(k)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,467,058,615)				2,597,608,483

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.6%
MUNICIPAL BONDS - 0.6%
California - 0.0%
California Statewide CDA, MFH Revenue, LOC-Wells Fargo Bank N.A.	0.680%	4/1/25	200,000	200,000	(g)(l)(m)

Massachusetts - 0.0%
Massachusetts State HEFA Revenue, Partners Healthcare Systems Inc., SPA-JPMorgan Chase	0.900%	7/1/27	700,000	700,000	(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 0.3%
New York City, NY, GO, LIQ-JPMorgan Chase	0.950%	3/1/40	$4,900,000	$4,900,000	(l)(m)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	1.100%	6/15/32	100,000	100,000	(l)(m)
New York City, NY, TFA Revenue, Future Tax Secured, SPA-Dexia Credit Local	1.020%	8/1/23	300,000	300,000	(l)(m)
New York State Housing Finance Agency Revenue, 625 West 57th Street, LOC-Bank of New York Mellon	0.880%	5/1/49	2,000,000	2,000,000	(l)(m)
Triborough Bridge & Tunnel Authority, NY, Revenue, LOC-Helaba	0.980%	11/1/32	200,000	200,000	(l)(m)

Total New York				7,500,000

North Carolina - 0.1%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wakemed Obligated Group, LOC-Wells Fargo Bank N.A.	0.890%	10/1/38	1,875,000	1,875,000	(l)(m)

Texas - 0.2%
Rockwall, TX, ISD, GO, School Building, PSF-GTD, SPA-Wells Fargo Bank N.A.	0.900%	8/1/37	4,560,000	4,560,000	(l)(m)

TOTAL MUNICIPAL BONDS (Cost - $14,835,000)				14,835,000

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $40,766)	0.935%		40,766	40,766

TOTAL SHORT-TERM INVESTMENTS (Cost - $14,875,766)				14,875,766

TOTAL INVESTMENTS - 99.3% (Cost - $2,481,934,381#)				2,612,484,249
Other Assets in Excess of Liabilities - 0.7%				19,237,457

TOTAL NET ASSETS - 100.0%				$2,631,721,706

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is purchased on a when-issued basis.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(h)	The maturity principal is currently in default as of June 30, 2017.

(i)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(k)	Security is valued using significant unobservable inputs (See Note 1).

(l)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
SCAGO	— South Carolina Association of Governmental Organizations
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

At June 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	436	9/17	$66,298,344	$67,007,750	$709,406

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$2,585,107,715	—	$2,585,107,715
Collateralized Mortgage Obligations	—	12,015,000	—	12,015,000
Statutory Trust Certificates	—	—	$485,768	485,768

Total Long-Term Investments	—	2,597,122,715	485,768	2,597,608,483

Short-Term Investments†:
Municipal Bonds	—	14,835,000	—	14,835,000
Money Market Funds	$40,766	—	—	40,766

Total Short-Term Investments	40,766	14,835,000	—	14,875,766

Total Investments	40,766	2,611,957,715	485,768	2,612,484,249

Other Financial Instruments:
Futures Contracts	709,406	—	—	709,406

Total	$750,172	$2,611,957,715	$485,768	$2,613,193,655

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$143,591,975
Gross unrealized depreciation	(13,042,107)

Net unrealized appreciation	$130,549,868

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: August 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: August 22, 2017